UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund

National Portfolio

Portfolio of Investments

January 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.6%
Long-Term Municipal Bonds - 97.3%
Alabama - 1.8%
Jefferson Cnty Ltd Oblig Sch Warrants
FSA Series 2004
5.50%, 1/01/21	$1,000	$810,780
Series 04A
5.25%, 1/01/18 - 1/01/23	3,900	2,195,757
Montgomery Spl Care Fac Fin Auth (Baptist Hlth) (Prerefunded)
Series 04C
5.25%, 11/15/29	2,190	2,532,604
Univ of Alabama Brd of Trustees (Univ of Alabama Hosp)
Series 08A
5.75%, 9/01/22 (a)	3,000	2,901,150

		8,440,291

Arizona - 2.6%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
1.53%, 2/01/42 (b)	2,600	1,977,300
Dove Mtn Resort CFD
Series 2001
6.75%, 12/01/16	945	638,300
Estrella Mtn Ranch CFD (Desert Village)
7.375%, 7/01/27	2,594	2,027,496
Phoenix Civic Impr Corp. Wastewtr Sys
MBIA Series 04
5.00%, 7/01/23	1,750	1,805,073
Pima Cnty IDA (Horizon Comnty Learning Ctr)
Series 05
5.125%, 6/01/20	3,310	2,607,287
Queen Creek Impr Dist No 1
5.00%, 1/01/26	1,300	765,362
Salt Verde Fin Corp. (Prepaid Gas)
5.25%, 12/01/23	2,560	1,986,023
Sundance CFD No 1
Series 02
7.75%, 7/01/22	575	480,878

		12,287,719

California - 2.4%
California (Unrefunded)
5.25%, 4/01/30	15	14,552
AMBAC
5.00%, 4/01/27	1,740	1,654,166
Chula Vista IDR (San Diego Gas)
Series 96A
5.30%, 7/01/21	4,000	3,883,040
Manteca Uni Sch Dist
MBIA Series 01
Zero Coupon, 9/01/31	11,910	2,602,454
San Diego Cnty Wtr Auth
FSA Series 08A
5.00%, 5/01/25	3,000	3,096,150

		11,250,362

Colorado - 1.5%
Colorado Ed & Cultural Fac Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	495	354,336
Colorado HFA SFMR (Mtg Rev) AMT
Series 99A-2
6.45%, 4/01/30	485	477,798
Colorado Hlth Fac Auth (Evangelical Lutheran Proj)
5.25%, 6/01/19	1,500	1,356,375
Colorado Hlth Fac Auth (Parkview Med Ctr)
Series 04
5.00%, 9/01/25	690	552,635
Park Creek Metro Dist Rev Ltd (Ref-Sr-Ltd Tax Ppty Tax)
Series 05
5.50%, 12/01/30	1,900	1,213,872
PV Wtr & Sanitation Metro Dist Capital Appreciation
Series 06
Zero Coupon, 12/15/17	3,488	1,777,415
Todd Creek Farms Metro Dist No 1
6.125%, 12/01/22	1,210	832,831
Series 04
6.125%, 12/01/19	820	606,898

		7,172,160

Connecticut - 0.1%
Connecticut HEFA (Griffin Hosp)
RADIAN Series 05B
5.00%, 7/01/23	750	532,718

District Of Columbia - 2.6%
Dist of Columbia
ACA
5.00%, 6/01/26	1,000	600,560
FSA Series 2007C
5.00%, 6/01/23	7,775	7,980,960
Dist of Columbia Wtr & Swr Auth
ASSURED GTY Series 2008A
5.00%, 10/01/23	3,220	3,344,807

		11,926,327

Florida - 8.8%
Beacon Tradeport CDD
Series 02B
7.25%, 5/01/33	150	114,664
Bonnet Creek Resort CDD
Series 02
7.25%, 5/01/18	2,000	1,663,280
Collier Cnty CFD (Fiddler’s Creek)
Series 02A
6.875%, 5/01/33	1,120	770,470
Series 02B
6.625%, 5/01/33	480	319,680
Collier Cnty IDA (Southern St Util) AMT
Series 96
6.50%, 10/01/25	705	644,722
Crossings At Fleming Island CDD
Series 00C
7.05%, 5/01/15	1,550	1,442,569
Indian Trace Dev Dist (Wtr Mgmt Spl Benefit)
MBIA Series 05
5.00%, 5/01/22	320	297,955
Indian Trace Dev Dist Spl Assmt (Wtr Mgmt Spl Benefit)
MBIA Series 05
5.00%, 5/01/23	1,480	1,336,174
Jacksonville Hosp Rev (Mayo Clinic)
Series 01C
5.50%, 11/15/36	6,750	6,400,283
Lee Cnty CFD (Herons Glen) (Prerefunded)
Series 99
6.00%, 5/01/29	6,090	6,225,929
Lee Cnty HFA SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 00A-1
7.20%, 3/01/33	70	70,117

Marshall Creek CDD
Series 02A
6.625%, 5/01/32	1,645	1,197,297
Miami Beach Hlth Fac Auth (Mt Sinai Med Ctr)
Series 01A
6.80%, 11/15/31	3,500	2,176,965
Miami-Dade Cnty Ed Fac Auth (Univ of Miami)
Series 08A
5.20%, 4/01/24	2,500	2,445,975
Miromar Lakes CDD
Series 00A
7.25%, 5/01/12	3,195	2,972,628
Orange Cnty HFA MFHR (Seminole Proj) AMT
Series 99L
5.80%, 6/01/32	4,990	3,568,299
Orlando Assess Dist (Conroy Rd Proj)
Series 98A
5.80%, 5/01/26	3,250	2,528,793
Pasco Cnty HFA MFHR (Pasco Woods Apts) AMT
Series 99A
5.90%, 8/01/39	3,690	3,245,429
Pier Park CDD
Series 02-1
7.15%, 5/01/34	3,245	2,503,745
Tara CDD No 1
Series 00A
7.15%, 5/01/31	1,755	1,374,270

		41,299,244

Illinois - 9.8%
Chicago
Series 08A
5.25%, 1/01/23	10,000	10,605,300
Chicago Arpt Rev (O’Hare Int’l Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	3,400	2,972,382
Chicago Brd of Ed
Series 07
5.00%, 12/01/24	15,000	15,137,550
Chicago HFA SFMR (Mtg Rev)
GNMA/ FNMA/ FHLMC Series 99C
7.05%, 10/01/30	45	45,329
Chicago HFA SFMR (Mtg Rev) AMT
GNMA/ FNMA/ FHLMC Series 98A
6.45%, 9/01/29	225	222,453

GNMA/ FNMA/ FHLMC Series 98C-1
6.30%, 9/01/29	165	164,904
GNMA/ FNMA/ FHLMC Series 99 A
6.35%, 10/01/30	230	230,977
Chicago Incr Alloc (Diversey/Narragansett Redev Proj)
7.46%, 2/15/26	1,750	1,386,193
Chicago Sales Tax Rev
FSA Series 05
5.00%, 1/01/25	6,905	6,968,733
Chicago Spec Assess (Lake Shore East)
Series 03
6.75%, 12/01/32	3,500	2,371,740
Gilberts Spl Svc Area No 15 Spl Tax (Gilberts Town Ctr Proj)
Series 03
6.00%, 3/01/28	2,430	1,624,042
Hampshire Spl Svc Area No 14
5.80%, 3/01/26	1,595	1,053,466
Illinois Fin Auth (Illinois Inst of Technology)
Series 06A
5.00%, 4/01/31	750	529,493
Manhattan (No 04-1 Brookstone Springs Proj)
Series 05
5.875%, 3/01/28	1,667	1,108,938
Metro Pier & Expo Auth (McCormick Place)
MBIA Series 02A
5.25%, 6/15/42	1,750	1,691,130

		46,112,630

Indiana - 0.6%
Hendricks Cnty Bldg Fac Corp.
5.50%, 7/15/23	1,165	1,220,908
Indiana Dev Fin Auth (Inland Steel)
Series 97
5.75%, 10/01/11	1,825	1,746,142

		2,967,050

Iowa - 0.0%
Coralville Urban Rev Tax Incr
Series 07C
5.00%, 6/01/18	140	141,511

Kansas - 0.1%
Lenexa Hlth Care Fac (Lakeview Village Inc.)
5.25%, 5/15/22	870	583,700

Louisiana - 3.6%
De Soto Parish PCR (Int’l Paper Co)
Series A-2
5.00%, 10/01/12	2,200	2,010,206

Lafayette LA Communications (Communications Sys Rev)
XLCA
5.25%, 11/01/20 - 11/01/23	5,000	5,061,443
Louisiana Arpt Fac (Cargo ACQ Grp) AMT
Series 02
6.65%, 1/01/25	680	530,386
New Orleans
MBIA Series 05
5.00%, 12/01/29	3,420	2,697,730
5.25%, 12/01/21	3,360	3,096,912
RADIAN
5.00%, 12/01/18 - 12/01/19	2,590	2,470,897
RADIAN Series A
5.00%, 12/01/22	1,060	933,966

		16,801,540

Maryland - 1.5%
Maryland CDA SFMR (Mtg Rev) AMT
Series 00A
6.10%, 7/01/38	6,285	6,113,105
Maryland IDR (Med Waste Assoc) AMT
Series 89
8.75%, 11/15/10 (c)(d)	1,225	1,057,518

		7,170,623

Massachusetts - 3.5%
Massachusetts (Prerefunded)
Series 02C
5.25%, 11/01/30	5,000	5,621,350
Massachusetts Dev Fin Agy (Seven Hills Fndtn)
RADIAN Series 99
5.15%, 9/01/28	6,035	3,614,663
Massachusetts Port Auth AMT
Series 99D
6.00%, 7/01/29	7,500	7,143,900

		16,379,913

Michigan - 4.7%
Detroit Wtr Sup Sys
FSA Series 2006A
5.00%, 7/01/24	7,005	6,468,417
Kent Hosp Fin Auth (Metro Hosp Proj)
Series 05A
5.75%, 7/01/25	710	519,827
Michigan HDA MFHR (Rental Rev) AMT
AMBAC Series 97A
6.10%, 10/01/33	330	303,283

Michigan Hosp Fin Auth (Sparrow Med Ctr) (Prerefunded)
Series 01
5.625%, 11/15/36	2,650	2,965,774
Michigan Hosp Fin Auth (Trinity Hlth)
Series 00A
6.00%, 12/01/27	4,515	4,491,928
Plymouth Ed Ctr Charter Sch Pub Academy Rev
Series 05
5.375%, 11/01/30	2,000	1,328,260
Saginaw Hosp Fin Auth (Covenant Med Ctr)
Series 00F
6.50%, 7/01/30	6,125	5,925,570

		22,003,059

Minnesota - 1.6%
Minneapolis & St. Paul Arpt AMT
FGIC Series 00B
6.00%, 1/01/21	3,520	3,549,357
Shakopee Hlth Care Fac (St Francis Regl Med Ctr)
Series 04
5.10%, 9/01/25	2,700	2,228,958
St. Paul Hsg & Redev Auth (Hltheast Proj)
Series 05
6.00%, 11/15/25	500	380,120
Western Minnesota Muni Pwr Agy
FSA
5.00%, 1/01/17	1,400	1,534,820

		7,693,255

Missouri - 2.7%
Kansas City (Downtown Arena Proj)
Series 08C
5.00%, 4/01/28	10,500	10,025,820
Kansas City Arpt Fac Rev (Cargo ACQ Grp)
Series 02
6.25%, 1/01/30	1,955	1,401,148
Missouri Dev Fin Brd (Crackerneck Creek Proj)
Series 05C
5.00%, 3/01/26	1,000	900,160
Riverside IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	370	288,737

		12,615,865

Nevada - 7.5%
Carson City Hosp Rev (Carson-Tahoe Hosp Proj)
RADIAN Series 03A
5.125%, 9/01/29	2,700	1,771,416
Clark Cnty
AMBAC Series 2006
5.00%, 11/01/23	6,000	5,889,120
Clark Cnty Passenger Fac
5.25%, 7/01/18	9,090	9,679,668
Clark Cnty Sch Dist
FGIC
5.00%, 6/15/22	5,720	5,747,628
Las Vegas Valley Wtr Dist
FGIC Series 05
5.00%, 6/01/27	5,000	4,958,200
Nevada Sys of Hgr Ed
AMBAC
5.00%, 7/01/25	6,985	7,037,387

		35,083,419

New Hampshire - 1.0%
New Hampshire Bus Fin Auth PCR (Public Svc Co) AMT
Series 93E
6.00%, 5/01/21	4,000	3,362,920
New Hampshire HEFA (Covenant Hlth)
Series 04
5.375%, 7/01/24	1,680	1,506,305

		4,869,225

New Jersey - 2.2%
Morris-Union Jointure COP
RADIAN Series 04
5.00%, 5/01/27	5,175	3,870,486
New Jersey EDA (New Jersey St Contract)
Series 05
5.25%, 3/01/25	6,200	6,225,296

		10,095,782

New Mexico - 1.5%
Clayton Jail Proj Rev
CIFG
5.00%, 11/01/25 - 11/01/27	8,475	6,794,703

New York - 4.3%
Erie Cnty IDA (Buffalo Sch Dist Proj)
FSA Series 04
5.75%, 5/01/25 - 5/01/26	3,800	3,966,833

New York City
5.25%, 9/01/23	5,000	5,155,400
Series 03A
5.50%, 8/01/21	5,000	5,244,750
Series 04G
5.00%, 12/01/23	895	902,133
New York City (Unrefunded)
Series 1
5.75%, 3/01/17	420	461,106
New York City IDA (Lycee Francais)
ACA Series 02C
6.80%, 6/01/28	2,500	2,167,425
New York Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (c)	850	127,500
New York St Dorm Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,300	1,083,108
New York St HFA (Econ Dev & Hsg)
FGIC Series 05A
5.00%, 9/15/25	1,200	1,211,256

		20,319,511

North Carolina - 0.2%
Iredell Cnty COP
FSA Series 08
5.25%, 6/01/22	720	782,424

North Dakota - 0.2%
Ward Cnty Hlth Care Fac (Trinity Hlth)
5.125%, 7/01/18 - 7/01/20	1,380	1,106,595

Ohio - 2.9%
Cleveland Cuyahoga Port Auth (Univ Heights Ohio-Pub Parking Proj)
Series 01
7.35%, 12/01/31	5,400	4,149,468
Cleveland Pub Pwr Sys
FGIC Series 06A
5.00%, 11/15/18	2,335	2,472,041
Franklin Cnty (OCLC Online Computer Library Ctr)
Series 98A
5.20%, 10/01/20	1,200	1,200,132
Toledo Lucas Cnty Port Auth (CSX Transp)
Series 92
6.45%, 12/15/21	6,730	5,602,456

		13,424,097

Oregon - 0.9%
Forest Grove Rev (Ref & Campus Impr Pacific Proj A)
RADIAN Series 05A
5.00%, 5/01/28	2,995	2,329,751
Oregon Hsg Dev Agy SFMR (Mtg Rev) AMT
Series 02B
5.45%, 7/01/32	2,070	1,803,135

		4,132,886

Pennsylvania - 4.3%
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	2,900	2,077,299
Ephrata Area Sch Dist (Prerefunded)
FGIC Series 05
5.00%, 3/01/22	2,565	3,014,311
Harrisburg Arpt Auth (Susquehanna Arpt Proj) AMT
Series 99
5.50%, 1/01/24	500	345,865
Montgomery Cnty Hosp (Abington Mem Hosp)
Series 02A
5.125%, 6/01/32	2,000	1,592,000
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty)
6.00%, 2/01/21	1,210	864,194
Pennsylvania Hgr Ed Fac Auth (UPMC Hlth Sys)
Series 01A
6.00%, 1/15/31	3,425	3,400,100
Pennsylvania IDA (St Revolving Fd)
Series 08A
5.50%, 7/01/23	3,940	4,050,478
Philadelphia IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	1,030	735,554
South Ctr Gen Auth (Wellspan Hlth) (Prerefunded)
MBIA Series 01
5.25%, 5/15/31	3,115	3,437,185
5.25%, 5/15/31	685	717,503

		20,234,489

Puerto Rico -1.7%
Puerto Rico (Pub Impr)
5.25%, 7/01/23	1,100	994,829
Series 01A
5.50%, 7/01/19	500	484,905
Series 03A
5.25%, 7/01/23	500	449,120
Series 04A
5.25%, 7/01/19	1,920	1,801,459
Puerto Rico Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	475,765
Puerto Rico HFA
5.125%, 12/01/27	370	367,103
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19 - 6/01/20	3,730	3,416,441

		7,989,622

South Carolina -2.0%
Dorchester Cnty Sch Dist No 2 (Installment Pur Rev)
Series 06
5.00%, 12/01/30	1,500	1,354,980
Newberry Investing in Childrens Ed (Newberry Cnty Sch Dist Proj)
ASSURED GTY Series 05
5.00%, 12/01/27	3,890	3,774,312
Series 05
5.00%, 12/01/30	335	261,906
Scago Ed Fac Corp. (Calhoun Sch Dist)
RADIAN
5.00%, 12/01/21	4,300	4,017,791

		9,408,989

Tennessee -0.2%
Sullivan Cnty Hlth Ed (Wellmont Hlth Sys)
Series 06C
5.00%, 9/01/22	1,265	872,104
5.25%, 9/01/26	275	181,032

		1,053,136

Texas -12.5%
Bexar Cnty Hlth Fac Dev Corp.
5.00%, 7/01/27	325	211,656
Camino Real Regl Mobility Auth
5.00%, 2/15/21	3,000	3,021,240
Series 2008
5.00%, 8/15/21	1,790	1,801,975
Corpus Christi Arpt Rev (Corpus Christi Int’l)
FSA Series 00B
5.375%, 2/15/30	7,100	6,929,600

Dallas-Fort Worth Arpt Rev (Int’l Arpt)
FGIC Series 01
5.50%, 11/01/35	13,400	11,296,736
Ector Cnty ISD
5.25%, 8/15/27	160	164,734
El Paso Cnty Hosp Dist
ASSURED GTY Series 2008A
5.00%, 8/15/23	5,000	5,168,450
Garza Cnty Pub Fac Corp.
5.50%, 10/01/19	535	459,126
Grapevine Arpt Rev
6.50%, 1/01/24	995	777,254
Guadalupe-Blanco River Auth (Contract & Sub Wtr Res)
MBIA Series 04A
5.00%, 8/15/24	1,440	1,445,976
Hidalgo Cnty Hlth Svc (Mission Hosp Inc Proj)
Series 05
5.00%, 8/15/14 - 8/15/19	730	612,435
Houston Arpt Rev (Cargo ACQ Grp) AMT
Series 02
6.375%, 1/01/23	3,000	2,344,110
Laredo ISD
AMBAC Series 04A
5.00%, 8/01/24	1,000	948,640
North Texas Hlth Fac Dev Corp (United Regl Hlth Care Sys)
FSA Series 07
5.00%, 9/01/24	570	483,708
Richardson Hosp Auth (Richardson Regl Med Ctr)
FSA Series 04
5.875%, 12/01/24	2,310	1,752,874
San Antonio (Elec & Gas Rev)
Series 08
5.00%, 2/01/26	6,830	6,948,774
San Antonio (Unrefunded)
Series 02
5.00%, 2/01/22	3,060	3,155,044
Seguin Hgr Ed Auth (Texas Lutheran Univ Proj)
Series 04
5.25%, 9/01/28	1,000	720,900
Texas Trpk Auth
AMBAC Series 02A
5.50%, 8/15/39	7,500	6,210,150

Tyler Hosp Rev (Mother Francis Regl Hlth) (Prerefunded)
Series 01
6.00%, 7/01/31	3,900	4,411,446

		58,864,828

Utah - 0.7%
Intermountain Pwr Agy
Series 2008A
5.25%, 7/01/23	2,750	2,756,298
Spanish Fork City Charter Sch Rev
5.55%, 11/15/21	815	610,443

		3,366,741

Virgin Islands - 1.6%
Virgin Islands Pub Fin Auth (Virgin Islands Gross Receipts Taxes Loan Note)
FSA Series 03
5.00%, 10/01/13 - 10/01/14	2,025	2,064,643
5.25%, 10/01/15 - 10/01/17	5,460	5,610,332

		7,674,975

Virginia - 0.9%
Arlington IDA (Arlington Hlth Sys) (Prerefunded)
Series 01
5.25%, 7/01/31 (e)	1,000	1,096,000
Bell Creek CDD
Series 03A
6.75%, 3/01/22	602	583,741
Broad Street CDD (Parking Fac)
Series 03
7.50%, 6/01/33	3,000	2,280,150

		3,959,891

Washington - 3.6%
Energy Northwest Wind
AMBAC
5.00%, 7/01/21	7,845	8,124,439
Spokane
AMBAC
5.00%, 12/01/22	5,550	5,749,911
Tacoma SWFR
XLCA Series 06
5.00%, 12/01/18	2,750	2,979,157

		16,853,507

Wisconsin - 1.2%
Milwaukee Arpt Rev (Cargo ACQ Corp) AMT
Series 02
6.50%, 1/01/25	2,260	1,712,108

Wisconsin HEFA (Bell Tower Residence Proj)
FHLB Series 05
5.00%, 7/01/25	1,270	1,153,744
Wisconsin HEFA (Wheaton Franciscan)
MBIA
5.25%, 8/15/20	3,400	2,486,760

		5,352,612

Total Long-Term Municipal Bonds (cost $506,898,685)		456,745,399

Short-Term Municipal Notes - 1.3%
Alaska - 0.2%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
0.30%, 7/01/37 (f)	500	500,000
Series 03B
0.43%, 7/01/37 (f)	700	700,000

		1,200,000

Florida - 0.9%
Broward Cnty Educational Fac Auth (Nova Southeastern Univ Proj)
Series 2008A
0.40%, 4/01/38 (f)	4,100	4,100,000

Ohio - 0.2%
Ohio St Hgr Ed Fac Rev (Case Western Univ Proj)
Series 08B-1
0.25%, 12/01/44 (f)	1,100	1,100,000

Total Short-Term Municipal Notes (cost $6,400,000)		6,400,000

Total Investments - 98.6% (cost $513,298,685) (g)		463,145,399
Other assets less liabilities - 1.4%		6,371,423

Net Assets - 100.0%		$469,516,822

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,205	2/12/12	SIFMA	*	3.548%	$184,016

(a)	Variable rate coupon, rate shown as of January 31, 2009.

(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2009.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	As of January 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,254,074 and gross unrealized depreciation of investments was ($54,407,360), resulting in net unrealized depreciation of ($50,153,286).
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of January 31, 2009, the Portfolio held 41% of net assets in insured bonds (of this amount 2% represents the Portfolio’s holding in pre-refunded insured bonds).

Glossary:

ACA	- ACA Capital
AMBAC	- American Bond Assurance Corporation
AMT	- Alternative Minimum Tax (subject to)
ASSURED GTY	- Assured Guaranty
CDA	- Community Development Administration
CDD	- Community Development District
CFD	- Community Facilities District
CIFG	- CIFG Assurance North America, Inc.
COP	- Certificate of Participation
EDA	- Economic Development Agency
FGIC	- Financial Guaranty Insurance Company
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
HDA	- Housing Development Authority
HEFA	- Health & Education Facility Authority
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority/Agency
IDR	- Industrial Development Revenue
ISD	- Independent School District
MBIA	- Municipal Bond Investors Assurance
MFHR	- Multi-Family Housing Revenue
PCR	- Pollution Control Revenue Bond
RADIAN	- Radian Group, Inc.
SFMR	- Single Family Mortgage Revenue
SWFR	- Solid Waste Facility Revenue
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1— quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2009:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		463,145,399			– 0	–
Level 3		– 0	–		184,016

Total		$463,145,399			$184,016

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 11/1/08	$	– 0	–	$105,575
Accrued discounts /premiums		– 0	–	– 0	–
Realized gain (loss)		– 0	–	– 0	–*
Change in unrealized appreciation/depreciation		– 0	–	78,441
Net purchases (sales)		– 0	–	– 0	–
Net transfers in and/or out of Level 3		– 0	–	– 0	–

Balance as of 1/31/09	$	– 0	–	$184,016

Net change in unrealized appreciation/depreciation from Investments still held as of 01/31/2009	$	– 0	–	$78,441

*	The realized gain (loss) recognized during the period ended 01/31/2009 for other financial instruments was $0.

AllianceBernstein Municipal Income Fund

National Portfolio II

Portfolio of Investments

January 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.2%
Long-Term Municipal Bonds - 98.7%
Alabama - 0.7%
Jefferson Cnty Swr Rev (Capital Impr Warrants) (Prerefunded)
FGIC Series 02
5.00%, 2/01/41	$375	$406,290
FGIC Series 02B
5.00%, 2/01/41	625	683,287

		1,089,577

California - 5.7%
California (Prerefunded)
5.125%, 2/01/28	1,500	1,749,555
FSA Series 03
5.00%, 2/01/29	1,445	1,379,946
California (Unrefunded)
AMBAC
5.00%, 4/01/27	1,965	1,868,067
Golden St Tobacco Securitization Corp. (Prerefunded)
XLCA Series 03B
5.50%, 6/01/33	2,000	2,285,900
San Bernardino Cnty Redev ETM (Ontario Proj #1)
MBIA Series 93
5.80%, 8/01/23	1,000	1,119,740

		8,403,208

Colorado - 6.2%
Northwest Parkway Toll Rev (Prerefunded)
FSA Series 01C
Zero Coupon, 6/15/25 (a)	9,000	9,245,340

District Of Columbia - 0.6%
Dist of Columbia Wtr & Swr Auth
ASSURED GTY Series 2008A
5.00%, 10/01/23	905	940,078

Florida - 4.3%
Hollywood Comnty Redev Agy
XLCA
5.00%, 3/01/24	5,000	4,522,200

Volusia Cnty Hlth Fac (John Knox Village)
RADIAN Series 96A
6.00%, 6/01/17	1,905	1,905,019

		6,427,219

Illinois - 6.1%
Chicago Arpt Rev (O’Hare Int’l Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	1,700	1,486,191
Illinois Sport Fac Rev (Chicago Stadium Soldier Field)
AMBAC Series 01
Zero Coupon, 6/15/30 (a)	7,000	5,927,950
Metro Pier & Expo Auth (McCormick Place)
MBIA Series 02A
5.25%, 6/15/42	1,750	1,691,130

		9,105,271

Louisiana - 2.0%
Lafayette LA Communications (Communications Sys Rev)
XLCA
5.25%, 11/01/23	1,550	1,523,356
New Orleans
MBIA Series 05
5.00%, 12/01/29	570	449,622
5.25%, 12/01/21	1,135	1,046,129

		3,019,107

Massachusetts - 4.5%
Massachusetts HEFA (Berkshire Hlth Sys)
RADIAN Series 01E
5.70%, 10/01/25	5,800	4,619,352
Massachusetts HEFA (Cape Cod Hlthcare)
RADIAN Series 01C
5.25%, 11/15/31	1,600	985,664
Massachusetts HEFA (Care Group Inc.)
MBIA Series 08
5.375%, 2/01/26	1,250	1,055,913

		6,660,929

Michigan - 4.1%
Detroit Wtr Sup Sys (Prerefunded)
FGIC Series 01B
5.50%, 7/01/33 (b)	1,450	1,605,034
Kalamazoo Hosp Fin Auth (Borgess Med Ctr) ETM
FGIC Series 94A
9.263%, 6/01/11 (c)	3,440	3,453,416

Michigan (Trunk Line Fund) (Prerefunded)
FSA Series 01A
5.25%, 11/01/30	1,000	1,102,320

		6,160,770

Minnesota - 4.3%
Waconia Hlth Care Fac (Ridgeview Med Ctr) (Prerefunded)
RADIAN Series 99A
6.125%, 1/01/29	6,095	6,378,418

Missouri - 0.1%
Riverside IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	120	93,644

Nevada - 12.7%
Carson City Hosp Rev (Carson-Tahoe Hosp Proj)
RADIAN Series 03A
5.125%, 9/01/29	2,100	1,377,768
Clark Cnty
AMBAC Series 2006
5.00%, 11/01/23	5,000	4,907,600
Nevada
Series 2007B
5.00%, 12/01/25	5,800	5,873,950
Nevada Sys of Hgr Ed
AMBAC Series 2005B
5.00%, 7/01/26	6,715	6,726,348

		18,885,666

New Hampshire - 1.4%
New Hampshire HEFA (Mary Hitchcock Hosp)
FSA Series 02
5.50%, 8/01/27	2,250	2,046,173

New Jersey - 1.9%
New Jersey Ed Fac Auth (Hgr Ed Cap Impr) (Prerefunded)
AMBAC Series 02A
5.125%, 9/01/22	2,500	2,828,275

New York - 6.3%
Erie Cnty IDA (Buffalo Sch Dist Proj)
FSA Series 04
5.75%, 5/01/26	1,300	1,355,302
Nassau Cnty Hlth Care Corp. (Nassau Hlth Sys) (Prerefunded)
FSA Series 99
5.75%, 8/01/29 (b)	7,600	7,938,732

		9,294,034

North Carolina - 0.8%
Iredell Cnty COP
FSA Series 08
5.25%, 6/01/22	200	217,340
North Carolina Eastern Muni Pwr Agy
AMBAC Series 05A
5.25%, 1/01/20	1,000	1,008,590

		1,225,930

Ohio - 9.2%
Cleveland (Police & Fire Pension Payment)
5.25%, 5/15/24	5,500	5,716,590
Cleveland Pub Pwr Sys
FGIC Series 06A
5.00%, 11/15/18	500	529,345
Hamilton Cnty (Prerefunded)
AMBAC Series B
5.25%, 12/01/32	5,660	6,097,065
Hamilton Cnty (Unrefunded)
AMBAC Series B
5.25%, 12/01/32	1,440	1,340,050

		13,683,050

Pennsylvania - 8.7%
Allegheny Cnty Hgr Ed Bldg Auth (Carnegie Mellon Univ)
Series 02
5.50%, 3/01/28	5,665	5,739,721
Pennsylvania Trpk Transp Rev (Prerefunded)
AMBAC Series 01
5.25%, 7/15/41	6,500	7,207,785

		12,947,506

Puerto Rico - 5.3%
Puerto Rico Elec Pwr Auth (Prerefunded)
XLCA Series 02-1
5.25%, 7/01/22	6,935	7,874,207

Rhode Island - 3.7%
Rhode Island EDA (Providence Place Mall Proj)
ASSET GTY Series 00
6.125%, 7/01/20	5,500	5,448,520

South Carolina - 5.3%
Dorchester Cnty Sch Dist No 2
ASSURED GTY
5.00%, 12/01/29	400	378,028
Newberry Investing in Childrens Ed (Newberry Cnty Sch Dist Proj)
ASSURED GTY Series 05
5.00%, 12/01/27	2,335	2,265,557
Series 05
5.00%, 12/01/30	115	89,908

South Carolina Pub Svc Auth
AMBAC Series 2007A
5.00%, 1/01/25	5,000	5,144,500

		7,877,993

Texas - 2.5%
Guadalupe-Blanco River Auth (Contract & Sub Wtr Res)
MBIA Series 04A
5.00%, 8/15/24	455	456,888
North Texas Hlth Fac Dev Corp (United Regl Hlth Care Sys)
FSA Series 07
5.00%, 9/01/24	180	152,750
San Antonio
Series 02
5.00%, 2/01/23	1,485	1,521,843
Texas Trpk Auth
AMBAC Series 02A
5.50%, 8/15/39	2,000	1,656,040

		3,787,521

Washington - 0.6%
Tacoma SWFR
XLCA Series 06
5.00%, 12/01/18	865	937,080

West Virginia - 1.7%
Fairmont Hgr Ed (Fairmont St Coll)
FGIC Series 02A
5.375%, 6/01/27	2,500	2,486,825

Total Long-Term Municipal Bonds (cost $146,923,286)		146,846,341

Short-Term Municipal Notes - 0.5%
Colorado - 0.5%
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog)
0.65%, 2/01/25 (d) (cost $700,000)	700	700,000

Total Investments - 99.2% (cost $147,623,286) (e)		147,546,341
Other assets less liabilities - 0.8%		1,159,020

Net Assets - 100.0%		$148,705,361

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,000	10/21/16	SIFMA *	4.128%		$107,066
Merrill Lynch	2,500	7/30/26	4.090%	SIFMA	*	(285,105)
Merrill Lynch	2,500	11/15/26	4.377%	SIFMA	*	(400,637)

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(b)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(c)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	As of January 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,251,680 and gross unrealized depreciation of investments was ($6,328,625), resulting in net unrealized depreciation of ($76,945).
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of January 31, 2009, the Portfolio held 89% of net assets in insured bonds (of this amount 39% represents the Portfolio’s holding in pre-refunded insured bonds). 30% of the Portfolio’s insured bonds were insured by AMBAC.

Glossary:

ACA	- ACA Capital
AMBAC	- American Bond Assurance Corporation
ASSET GTY	- Asset Guaranty Insurance Company AKA Radian
ASSURED GTY	- Assured Guaranty
COP	- Certificate of Participation
EDA	- Economic Development Agency
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Company
FSA	- Financial Security Assurance Inc.
HEFA	- Health & Education Facility Authority
IDA	- Industrial Development Authority/Agency
MBIA	- Municipal Bond Investors Assurance
RADIAN	- Radian Group, Inc.
SWFR	- Solid Waste Facility Revenue
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2009:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		147,546,341			– 0	–
Level 3		– 0	–		(578,676)

Total		$147,546,341			$(578,676)

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 11/1/08	$	– 0	–	$(259,938)
Accrued discounts /premiums		– 0	–	– 0	–
Realized gain (loss)		– 0	–	– 0	–*
Change in unrealized appreciation/depreciation		– 0	–	(318,738)
Net purchases (sales)		– 0	–	– 0	–
Net transfers in and/or out of Level 3		– 0	–	– 0	–

Balance as of 1/31/09	$	– 0	–	$(578,676)

Net change in unrealized appreciation/depreciation from Investments still held as of 01/31/2009	$	– 0	–	$(318,738)

*	The realized gain (loss) recognized during the period ended 01/31/2009 for other financial instruments was $0.

AllianceBernstein Municipal Income Fund

New York Portfolio

Portfolio of Investments

January 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.3%
Long-Term Municipal Bonds - 95.7%
New York - 83.4%
Albany IDA (St. Peters Hosp Proj)
Series A
5.75%, 11/15/22	$795	$666,425
Cattaraugus Cnty Hgr Ed (Jamestown) (Prerefunded)
Series 00A
6.50%, 7/01/30	1,000	1,099,130
Cortland Cnty IDA (Cortland Mem Hosp)
RADIAN Series 02
5.25%, 7/01/32	2,700	2,366,415
Dutchess Cnty IDA (Civil Fac Rev)
5.00%, 8/01/19 - 8/01/21	1,450	1,487,656
Erie Cnty (Pub Impr)
MBIA Series 05A
5.00%, 12/01/20	5,990	5,674,447
Erie Cnty IDA (Buffalo Sch Dist Proj)
FSA Series 04
5.75%, 5/01/25	1,400	1,466,150
Glen Cove IDR (The Regency at Glen Cove) ETM
Series 92B
Zero Coupon, 10/15/19	11,745	8,284,218
Hempstead IDA (Adelphi Univ Civic Fac)
Series 02
5.50%, 6/01/32	1,000	954,450
Herkimer Cnty IDR (Herkimer CC Stud Hsg)
Series 00
6.50%, 11/01/30	2,000	1,938,720
Long Island Pwr Auth
FGIC Series 06A
5.00%, 12/01/19 - 12/01/24	8,300	8,426,009
FSA Series 01A
5.25%, 9/01/28 (a)	10,000	11,056,100

Metro Transp Auth Dedicated Tax Fund
MBIA
5.00%, 11/15/18 - 11/15/21	11,890	12,805,443
Series 02
5.25%, 11/15/31	5,000	4,714,500
Series 02A
5.125%, 11/15/31	5,500	5,065,995
Series Ser
5.25%, 11/15/30	10,000	9,452,500
Monroe Cnty MFHR (Southview Towers Proj) AMT
SONYMA Series 00
6.25%, 2/01/31	1,130	1,088,235
Montgomery Cnty IDA (HFM Boces)
XLCA Series 05A
5.00%, 7/01/24	1,500	1,296,615
Nassau Cnty IDA (Continuing Care Ret)
6.50%, 1/01/27	1,000	783,220
New York City
5.00%, 1/01/21	5,000	5,181,450
FSA Series 04E
5.00%, 11/01/21	4,000	4,099,920
Series 01B
5.50%, 12/01/31 (a)	11,995	13,466,067
Series 03
5.75%, 3/01/15	2,350	2,750,464
Series 04G
5.00%, 12/01/23	3,225	3,250,703
Series 04I
5.00%, 8/01/21	11,400	11,674,626
Series 05J
5.00%, 3/01/24	5,000	4,989,300
XLCA Series 04I
5.00%, 8/01/18	10,000	10,645,800
New York City (Unrefunded)
Series 01B
5.50%, 12/01/31	5	4,993
Series 1
5.75%, 3/01/17	420	461,105
New York City HDC (NYC Hsg Auth)
FGIC Series 05P6-A
5.00%, 7/01/19	10,000	10,583,200
New York City HDC MFHR (Rental Hsg) AMT
Series 01C-2
5.40%, 11/01/33	3,030	2,663,188
Series 02A
5.50%, 11/01/34	1,250	1,123,300

New York City Hlth & Hosp Corp. (Hlth Care Sys Rev)
AMBAC Series 03A
5.25%, 2/15/22	5,700	5,807,502
FSA Series 02A
5.125%, 2/15/23	1,500	1,510,215
New York City IDA (Airis JFK Proj)
Series 01A
5.50%, 7/01/28	9,000	5,846,760
New York City IDA (Brooklyn Navy Yard) AMT
Series 97
5.75%, 10/01/36	3,000	1,942,950
New York City IDA (Lycee Francais)
ACA Series 02C
6.80%, 6/01/28	2,500	2,167,425
New York City IDA (Magen David Yeshivah Proj)
ACA Series 02
5.70%, 6/15/27	1,600	1,200,224
New York City IDA (Spence Sch)
5.20%, 7/01/34	3,155	3,098,115
New York City IDA (Staten Island Hosp)
Series 01B
6.375%, 7/01/31	1,925	1,392,718
New York City IDA (Terminal One Group Assoc Proj)
Series 05
5.50%, 1/01/24 (b)	800	665,552
New York City Muni Wtr Fin Auth
Series 03A
5.00%, 6/15/27	1,000	1,004,610
New York City TFA
5.00%, 7/15/21	7,000	7,341,180
MBIA Series 03D
5.25%, 2/01/18	10,000	10,793,600
Series 00B
6.00%, 11/15/29	6,000	6,482,700
Series 02A
5.50%, 11/01/26 (b)	5,000	5,293,900
New York City Trust for Cultural Res (Museum of Modern Art)
AMBAC Series 01D
5.125%, 7/01/31	14,000	13,990,060
New York Conv Ctr Dev Corp. (Hotel Unit Fee Secured)
AMBAC Series 05
5.00%, 11/15/30	10,000	9,149,700
New York Dorm Auth (Mount Sinai Hlth Sys)
Series 00
6.50%, 7/01/25	4,000	3,731,280

New York Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (c)	900	135,000
New York St Dorm Auth (Cabrini of Westchester)
GNMA
5.10%, 2/15/26	1,900	1,849,384
New York St Dorm Auth (Eger Rehab Ctr) FHA
FHA Series 00
6.10%, 8/01/37	2,925	2,975,076
New York St Dorm Auth (FHA Insured Maimonides)
MBIA Series 04
5.75%, 8/01/29	3,515	3,569,447
New York St Dorm Auth (Leake & Watts Svc Inc.)
MBIA Series 04
5.00%, 7/01/22 - 7/01/23	3,275	3,289,740
New York St Dorm Auth (Master Boces Program Wayne Finger)
FSA Series 04
5.00%, 8/15/23	3,175	3,171,698
New York St Dorm Auth (Memorial Sloan-Kettering Ctr)
MBIA Series 03A
5.00%, 7/01/22	5,000	5,130,900
New York St Dorm Auth (Montefiore Hosp)
FGIC FHA Series 04
5.00%, 8/01/23	5,000	5,082,750
New York St Dorm Auth (New York Univ)
FGIC Series 04A
5.00%, 7/01/24	2,240	2,273,802
New York St Dorm Auth (Non St Supported Debt Ozanam)
5.00%, 11/01/21	1,000	985,110
New York St Dorm Auth (North Shore-Long Island Jewish Oblig Group)
5.00%, 5/01/22	1,405	1,315,656
New York St Dorm Auth (Nursing Home) (Prerefunded)
FHA Series 02-34
5.20%, 2/01/32	3,965	4,626,322
New York St Dorm Auth (NYU Hosp Ctr)
Series 07A
5.00%, 7/01/22	1,200	823,908
Series B
5.25%, 7/01/24	800	544,856
New York St Dorm Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,240	1,033,118

New York St Dorm Auth (Personal Income Tax)
5.00%, 3/15/27	2,350	2,370,422
New York St Dorm Auth (Rochester Institute of Technology)
5.75%, 7/01/24	5,165	5,385,700
New York St Dorm Auth (Rochester Univ) (Prerefunded)
Series 04A
5.25%, 7/01/21	575	682,002
5.25%, 7/01/23 - 7/01/24	1,250	1,288,319
New York St Dorm Auth (St Univ of New York) (Prerefunded)
Series 02
5.00%, 7/01/32	4,000	4,498,960
New York St Dorm Auth (Westchester Cnty Court Fac Lease)
Series 06A
5.00%, 8/01/17	9,510	11,019,522
New York St Dorm Auth MFHR (Joachim & Anne Residence)
Series 02
5.25%, 7/01/27	1,000	928,790
New York St Energy Res & Dev Auth (Long Island Ltg Co.) AMT
Series 95A
5.30%, 8/01/25	7,500	6,080,325
New York St Mtg Agy SFMR (Mtg Rev) AMT
Series 01-29
5.45%, 4/01/31	9,000	7,737,030
Series 01-31A
5.30%, 10/01/31	8,500	7,033,920
New York St Pwr Auth
MBIA
5.00%, 11/15/21	3,000	3,215,520
MBIA Series C
5.00%, 11/15/19	680	754,875
New York St SFMR (Mtg Rev) AMT
Series 82
5.65%, 4/01/30	2,810	2,760,207
New York St Thruway Auth (Personal Income Tax Rev) (Transp)
5.00%, 3/15/26 - 3/15/27	11,000	11,142,020
AMBAC Series 04A
5.00%, 3/15/24	5,000	5,092,750
AMBAC Series 05B
5.00%, 4/01/21	7,500	7,778,775
FGIC Series 05B
5.00%, 4/01/17	12,750	13,987,643

New York St Urban Dev Corp.
(Personal Income Tax)
(Prerefunded)
Series 02A
5.25%, 3/15/32	3,945	4,431,853
Niagara Frontier Transp Auth (Buffalo Niagara Int’l Arpt) AMT
MBIA
5.625%, 4/01/29	2,500	2,092,375
Onondaga Cnty IDA (Anheuser Busch) AMT
Series 99
6.25%, 12/01/34	2,000	1,612,600
Onondaga Cnty IDA (Cargo ACQ) AMT
Series 02
6.125%, 1/01/32	1,000	693,970
Onondaga Cnty PCR (Bristol-Meyers Squibb) AMT
5.75%, 3/01/24	4,000	3,772,800
Sachem Ctr Sch Dist of Holbrook
5.00%, 10/15/21 - 10/15/22	5,415	5,646,496
Seneca Cnty IDA (New York Chiropractic Coll)
5.00%, 10/01/27	925	625,245
Spencerport Uni Sch Dist (Prerefunded)
MBIA Series 02
5.00%, 6/15/21	2,500	2,728,100
Tobacco Settlement Fin Corp.
Series 03A-1
5.50%, 6/01/14	5,000	5,030,450
Triborough Brdg & Tunnel Auth
5.00%, 11/15/24 - 11/15/26	16,715	16,962,611
Ulster Cnty IDA (Kingston Regl Sr Living Corp.-Woodland Pond at New Patlz Proj)
6.00%, 9/15/27	1,175	811,150
Yonkers IDA (Malotz Pavillion Proj)
MBIA Series 99
5.65%, 2/01/39	700	649,635

		404,559,667

Arizona - 0.3%
Dove Mtn Resort CFD
Series 2001
6.75%, 12/01/16	935	631,546
Goodyear IDA (Litchfield Pk Svc Proj) AMT
Series 01
6.75%, 10/01/31	1,000	837,380

		1,468,926

Florida - 1.9%
Collier Cnty CFD (Fiddler’s Creek)
Series 02A
6.875%, 5/01/33	1,090	749,833
Series 02B
6.625%, 5/01/33	465	309,690
Crossings at Fleming Island CDD (Eagle Harbor)
Series 00C
7.10%, 5/01/30	5,500	4,365,350
Fiddlers Creek CDD (Prerefunded)
Series 99B
5.80%, 5/01/21	670	465,643
Hammock Bay CDD (Spl Assmt)
Series 04A
6.15%, 5/01/24	800	603,040
Marshall Creek CDD
Series 02A
6.625%, 5/01/32	935	680,530
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	2,475	1,759,478

		8,933,564

Georgia - 0.1%
Atlanta (Tax Alloc Bonds Eastside Proj)
Series 05B
5.60%, 1/01/30	500	314,035

Guam - 0.1%
Guam Govt (Wtr & Waste Sys Rev)
Series 05
6.00%, 7/01/25	500	434,930

Illinois - 0.6%
Antioch Village Spl Svc Area (Clublands Proj)
Series 03
6.625%, 3/01/33	993	638,936
Plano Spl Svc Area No. 3 (Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	1,350	898,209
Yorkville CFD (Raintree Village)
Series 03
6.875%, 3/01/33	1,894	1,367,619

		2,904,764

Nevada - 0.2%
Clark Cnty Impr Dist No. 142
Series 03
6.10%, 8/01/18	1,455	1,154,135

New Jersey - 1.2%
Port Auth NY & NJ (JFK Int’l Arpt Proj) AMT
MBIA Series 97-6
5.75%, 12/01/22	6,820	5,930,263

Ohio - 0.2%
Port Auth of Columbiana Cnty SWFR (Apex Enviro LLC) AMT
Series 04A
7.125%, 8/01/25	1,200	1,001,796

Puerto Rico - 7.2%
Puerto Rico (Pub Impr)
5.25%, 7/01/23	1,600	1,447,024
Series 01A
5.50%, 7/01/19	915	887,376
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	2,085	1,894,932
5.375%, 7/01/24	5,225	4,910,246
Series 08WW
5.375%, 7/01/23	405	384,916
XLCA Series 02-1
5.25%, 7/01/22	10,000	11,354,300
Puerto Rico Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	475,765
Puerto Rico HFA (Prerefunded)
5.00%, 12/01/20	3,420	3,901,433
5.00%, 12/01/20	1,795	1,824,079
5.125%, 12/01/27	1,495	1,483,294
Puerto Rico HFC SFMR (Mtg Rev)
GNMA/ FNMA/ FHLMC Series 01A
5.20%, 12/01/33	1,690	1,574,320
Puerto Rico Muni Fin Agy
Series 05A
5.25%, 8/01/23	935	839,658
Univ of Puerto Rico
5.00%, 6/01/22	255	224,209
Series 06Q
5.00%, 6/01/20	4,225	3,857,467

		35,059,019

Virginia - 0.5%
Bell Creek CDD
Series 03A
6.75%, 3/01/22	201	194,903

Broad Street CDD (Parking Fac)
Series 03
7.50%, 6/01/33	2,680	2,036,934

		2,231,837

Total Long-Term Municipal Bonds (cost $477,624,704)		463,992,936

Short-Term Municipal Notes - 2.6%
New York - 2.0%
New York City
0.55%, 8/01/20 (d)	1,100	1,100,000
FSA Series A6
0.75%, 11/01/26 (d)	1,000	1,000,000
New York City Muni Wtr Fin Auth
0.30%, 6/15/38 (d)	800	800,000
1.00%, 6/15/32 (d)	300	300,000
New York City Trust for Cultural Res (Lincoln Ctr for the Performing Arts, Inc.)
0.30%, 12/01/35 (d)	3,400	3,400,000
0.35%, 12/01/35 (d)	1,700	1,700,000
Port Auth NY & NJ Spl Oblig Rev
0.25%, 6/01/20 (d)	600	600,000
Syracuse IDA (Syracuse Univ)
0.40%, 7/01/37 (d)	1,000	1,000,000

		9,900,000

Florida - 0.4%
Broward Cnty Educational Fac Auth (Nova Southeastern Univ Proj)
Series 2008A
0.40%, 4/01/38 (d)	2,200	2,200,000

New Mexico - 0.2%
Hurley PCR (Kennecott Santa Fe)
0.43%, 12/01/15 (d)	800	800,000

Total Short-Term Municipal Notes (cost $12,900,000)		12,900,000

Total Investments - 98.3% (cost $490,524,704) (e)		476,892,936
Other assets less liabilities - 1.7%		8,018,213

Net Assets - 100.0%		$484,911,149

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$2,200	1/25/26	SIFMA	*	4.108%	$253,597
JP Morgan Chase	4,500	6/15/15	3.777%		SIFMA *	(370,137)
Merrill Lynch	3,100	10/01/16	SIFMA	*	4.147%	341,221

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(b)	Variable rate coupon, rate shown as of January 31, 2009.
(c)	Illiquid security.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	As of January 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,653,582 and gross unrealized depreciation of investments was ($27,285,350), resulting in net unrealized depreciation of ($13,631,768).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of January 31, 2009, the Portfolio held 41% of net assets in insured bonds (of this amount 5% represents the Portfolio’s holding in pre-refunded insured bonds).

Glossary:

ACA	- ACA Capital
AMBAC	- American Bond Assurance Corporation
AMT	- Alternative Minimum Tax (subject to)
CDD	- Community Development District
CFD	- Community Facilities District
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Company
FHA	- Federal Housing Administration
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
HDC	- Housing Development Corporation
HFA	- Housing Finance Authority
HFC	- Housing Finance Corporation
IDA	- Industrial Development Authority/Agency
IDR	- Industrial Development Revenue
MBIA	- Municipal Bond Investors Assurance
MFHR	- Multi-Family Housing Revenue
PCR	- Pollution Control Revenue Bond
RADIAN	- Radian Group, Inc.
SFMR	- Single Family Mortgage Revenue
SONYMA	- State of New York Mortgage Agency
SWFR	- Solid Waste Facility Revenue
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2009:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		476,892,936			– 0	–
Level 3		– 0	–		224,681

Total		$476,892,936			$224,681

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 11/1/08	$	– 0	–	$92,718
Accrued discounts /premiums		– 0	–	– 0	–
Realized gain (loss)		– 0	–	– 0	–*
Change in unrealized appreciation/depreciation		– 0	–	131,963
Net purchases (sales)		– 0	–	– 0	–
Net transfers in and/or out of Level 3		– 0	–	– 0	–

Balance as of 1/31/09	$	– 0	–	$224,681

Net change in unrealized appreciation/depreciation from Investments still held as of 01/31/2009	$	– 0	–	$131,963

*	The realized gain (loss) recognized during the period ended 01/31/2009 for other financial instruments was $0.

AllianceBernstein Municipal Income Fund

California Portfolio

Portfolio of Investments

January 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.5%
Long-Term Municipal Bonds - 98.2%
California - 94.5%
Acalanes Union High Sch Dist (Ref-2013 Crossover)
FSA Series 05B
5.25%, 8/01/24	$5,000	$5,200,500
Banning Util Auth (Wtr & Enterprise Rev)
FGIC Series 05
5.25%, 11/01/30	8,405	7,431,365
Bay Area Infra Fin Auth
FGIC
5.00%, 8/01/17	6,000	6,267,300
Beaumont Fin Auth
AMBAC Series C
5.00%, 9/01/26	3,305	2,962,437
Butte-Glenn Comnty Coll Dist (Election 2002)
MBIA Series 05B
5.00%, 8/01/25	3,620	3,625,937
California
5.00%, 8/01/22 - 2/01/32	21,600	20,464,644
5.125%, 6/01/31	1,710	1,872,518
5.25%, 2/01/30	45	50,340
5.30%, 4/01/29 (a)	6,395	7,548,019
MBIA
5.00%, 6/01/18	5,000	5,289,100
MBIA- IBC Series 03
5.25%, 2/01/16	2,050	2,180,195
MBIA Series 02
5.00%, 2/01/32	3,500	3,889,690
Series 03
5.25%, 2/01/24	3,500	3,518,025
California (Unrefunded)
5.125%, 6/01/31	20	18,869
5.25%, 2/01/30 - 4/01/30	10,475	10,163,889
5.30%, 4/01/29	5	4,903

California Dept of Veteran Affairs (Home Purchase Rev)
AMBAC Series 02A
5.35%, 12/01/27	22,320	22,463,518
California Dept of Wtr Res (Pwr Sup Rev)
5.00%, 12/01/24	5,000	5,254,500
California Ed Fac Auth (Coll of Arts & Crafts)
Series 01
5.875%, 6/01/30	2,200	1,594,868
California Ed Fac Auth (Univ of the Pacific)
5.00%, 11/01/21	990	967,131
Series 04
5.00%, 11/01/20	1,000	1,007,860
5.25%, 5/01/34	1,000	859,360
California HFA MFHR II
AMBAC Series 95A
6.25%, 2/01/37	1,235	1,237,161
California HFA SFMR (Mtg Rev) AMT
Series 99A-2
5.25%, 8/01/26	1,705	1,476,973
California Hlth Fac Fin Auth (Catholic Hlthcare West)
Series G
5.50%, 7/01/25	2,000	1,759,820
California Hlth Fac Fin Auth (Cottage Hlth Sys)
MBIA Series 03B
5.00%, 11/01/23	2,500	2,287,825
California Hlth Fac Fin Auth (Lucile Salter Packard Hosp)
AMBAC Series 03C
5.00%, 8/15/21	3,365	3,422,171
California Infra & Econ Dev Bank (Kaiser Hosp)
Series 01A
5.55%, 8/01/31	18,000	16,193,520
California Pollution Ctl Fin Auth (Pacific Gas & Elec) AMT
MBIA Series 96A
5.35%, 12/01/16	15,500	15,102,890
California Pollution Ctl Fin Auth (So Calif Edison) AMT
MBIA Series 99C
5.55%, 9/01/31	7,950	5,714,857
California Pollution Ctl Fin Auth (Tracy Material Recovery) AMT
ACA Series 99A
5.70%, 8/01/14	3,670	3,405,026
California Pub Wks Brd (Dept of Hlth Svcs-Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	4,270	3,654,693

California Pub Wks Brd (Dept of Mental Hlth-Coalinga)
Series 04A
5.50%, 6/01/22-6/01/23	6,790	6,770,066
California Pub Wks Brd (Univ of Calif Proj)
Series 05C
5.00%, 4/01/23	3,130	3,191,254
California Pub Wks Brd (Various Univ of Calif Proj)
Series 04F
5.00%, 11/01/26	8,065	8,054,999
California Rural MFA SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 00B
6.25%, 12/01/31	70	68,019
GNMA/ FNMA Series 00D
6.00%, 12/01/31	220	216,883
GNMA/ FNMA Series 99A
5.40%, 12/01/30	290	249,684
MBIA Series 99A
5.40%, 12/01/30	720	606,233
California St Univ
AMBAC Series A
5.00%, 11/01/19	6,025	6,475,007
FGIC Series 03A
5.00%, 11/01/22	6,000	6,144,540
California Statewide CDA (Drew Coll Prep) (Prerefunded)
Series 00
7.25%, 10/01/30	7,610	8,103,052
California Statewide CDA (Saint Mark’s Sch)
Series 01
6.75%, 6/01/28	2,400	2,281,080
California Statewide CDA (San Diego Space & Science)
Series 96
7.50%, 12/01/16	2,055	2,046,102
California Statewide CDA (Wildwood Elem Sch)
Series 01
7.00%, 11/01/29	3,765	2,960,081
California Statewide CDA MFHR (Highland Creek Apts) AMT
FNMA Series 01K
5.40%, 4/01/34	5,745	5,239,555
California Statewide CDA MFHR (Santa Paula Villl Apts)
FNMA Series 98D
5.43%, 5/01/28	2,090	1,874,040

Capistrano Uni Sch Dist Sch Fac Impr Dist No 1
FGIC Series 00A
6.00%, 8/01/24	1,550	1,572,119
FSA Series 01B
Zero Coupon, 8/01/25	8,000	3,171,360
Castaic Lake Wtr Agy
AMBAC Series 04A
5.00%, 8/01/16 - 8/01/18	4,325	4,631,823
MBIA Series 01A
5.20%, 8/01/30	1,625	1,598,155
Chino Hills CFD (Fairfield Ranch 10)
Series 00
6.95%, 9/01/30	5,200	4,255,368
Chino Redev Agy Spl Tax ETM
AMBAC Series 01B
5.25%, 9/01/30	5,090	3,981,144
Coachella Valley Uni Sch Dist
AMBAC
5.00%, 9/01/23	2,500	2,492,225
Commerce Joint Pwr Fin Auth (Comnty Ctr Proj)
XLCA Series 04
5.00%, 10/01/34	2,015	1,460,714
Corona CFD (Eagle Glen 97-2) ETM
Series 98
5.875%, 9/01/23	5,795	4,489,213
East Palo Alto Pub Fin Auth (Univ Circle Gateway 101)
RADIAN Series 05A
5.00%, 10/01/25	5,070	3,931,481
Eastern Wtr Dist Impr Area A (Morningstar Ranch)
Series 02
6.40%, 9/01/32	3,610	2,677,068
El Centro Fin Auth (El Centro Med Ctr)
Series 01
5.375%, 3/01/26	18,000	15,902,460
Encinitas Rec Ranch Golf Auth (Encinitas Ranch Golf Course)
Series 04
5.50%, 9/01/23 - 9/01/24	1,110	874,297
5.60%, 9/01/26	1,000	770,830
Fontana CFD 11 (Heritage West End)
Series B
6.50%, 9/01/28	8,390	6,574,991

Fontana Pub Fin Auth (North Fontana Redev Proj)
AMBAC Series 03A
5.50%, 9/01/32	5,200	4,424,316
Franklin-McKinley Sch Dist (Prerefunded)
FSA Series 02B
5.00%, 8/01/27	700	811,650
Fremont Uni Sch Dist of Alameda Cnty
FSA Series 05B
5.00%, 8/01/26	1,745	1,756,517
Fresno Joint Pwr (Lease Rev)
XLCA Series 04A
5.25%, 10/01/21 - 10/01/24	3,425	3,405,744
5.375%, 10/01/17	1,315	1,407,050
Fullerton Redev Agy COP
RADIAN
5.00%, 4/01/21	3,250	2,940,763
Gilroy Uni Sch Dist
FGIC
5.00%, 8/01/27	1,500	1,449,075
Golden St Tobacco Securitization Corp. (Prerefunded)
RADIAN Series 03
5.50%, 6/01/43	1,400	1,600,130
Huntington Park Pub Fin Auth
FSA Series 04A
5.25%, 9/01/17	1,000	1,132,740
Jurupa Uni Sch Dist
FGIC Series 04
5.00%, 8/01/22	1,340	1,349,635
Kaweah Delta Hlth Care Dist
MBIA Series 04
5.25%, 8/01/25 - 8/01/26	3,780	3,779,754
La Verne CFD 88-1
Series 98
5.875%, 3/01/14	3,910	3,607,601
Lammersville Sch Dist CFD (Mountain House)
Series 02
6.375%, 9/01/32	4,250	3,106,240
Lancaster Redev Agy Tax Alloc Rev (Fire Protn Fac Proj)
XLCA Series 04
5.00%, 12/01/23	1,120	983,270
Lancaster Redev Agy Tax Alloc Rev (Sheriffs Fac Proj)
XLCA Series 04
5.00%, 12/01/23	1,875	1,646,100
Loma Linda Hosp (Loma Linda Univ Med Ctr)
Series 05A
5.00%, 12/01/23	2,000	1,446,820

Long Beach Fin Auth (Aquarium of the Pacific Proj)
AMBAC Series 01
5.25%, 11/01/30	6,500	6,351,150
Los Angeles Cnty Metro Transp Auth (Prerefunded)
FGIC Series 00A
5.25%, 7/01/30	2,750	2,949,430
Los Angeles Comnty Redev Agy
Series 04L
5.00%, 3/01/17	2,565	2,534,733
5.10%, 3/01/19	1,350	1,288,453
Los Angeles Dept of Wtr & Pwr (Pwr Sys)
AMBAC
5.00%, 7/01/24	5,250	5,383,823
MBIA Series 01A
5.00%, 7/01/24	6,400	6,421,888
Los Angeles MFHR (Park Plaza West) AMT
GNMA
5.50%, 1/20/43	5,000	4,442,450
Los Angeles Uni Sch Dist
AMBAC Series B
5.00%, 7/01/19 - 7/01/21	13,685	14,625,936
Manteca Uni Sch Dist (Prerefunded)
FSA Series 04
5.25%, 8/01/22	1,390	1,656,519
Marin Wtr Dist
AMBAC Series 04
5.25%, 7/01/20	3,040	3,209,419
Murrieta Valley Uni Sch Dist (Election 2002)
FSA Series 05B
5.125%, 9/01/29	1,500	1,420,020
Norco Redev Agy Tax Alloc Rev (Norco Redev Proj Area No 1)
AMBAC Series 05
5.00%, 3/01/26	1,900	1,738,386
RADIAN Series 04
5.00%, 3/01/24	3,060	2,399,254
Oakland Uni Sch Dist (Alameda Cnty)
FGIC
5.00%, 8/01/22	8,975	8,256,910
MBIA Series 05
5.00%, 8/01/25	7,455	6,390,351
Ontario Assmt Dist (Calif Commerce Ctr)
7.70%, 9/02/10	1,695	1,652,828

Ontario COP (Wtr Sys Impr Proj)
MBIA Series 04
5.25%, 7/01/21	1,700	1,760,537
Orange Cnty CFD 99-1 (Ladera Ranch) (Prerefunded)
Series 99A
6.70%, 8/15/29	3,000	3,152,910
Orange Cnty COP (Loma Ridge Data Ctr Proj) (Prerefunded)
AMBAC
6.00%, 6/01/21	1,000	1,208,450
Palm Springs COP ETM
Series 91B
Zero Coupon, 4/15/21	37,500	23,523,750
Palmdale Wtr Dist COP
FGIC Series 04
5.00%, 10/01/24	1,775	1,750,256
Pittsburg Redev Agy (Los Medanos Proj)
MBIA Series 03A
5.00%, 8/01/21	6,410	5,834,702
Placentia-Yorba Linda Uni Sch Dist
FGIC Series 06
5.00%, 10/01/27	4,200	3,927,084
Port of Oakland AMT
FGIC Series 02L
5.375%, 11/01/27	2,500	1,989,150
Poway Redev Agy (Paguay Proj) ETM
AMBAC Series 01
5.375%, 12/15/31	5,810	4,668,974
Rancho Cordova COP (City Hall Fac Acq Proj) (Prerefunded)
XLCA Series 05
5.00%, 2/01/24	2,645	3,102,373
Rancho Etiwanda Pub Fac CFD 1 (Rancho Etiwanda) (Prerefunded)
Series 01
6.40%, 9/01/31	8,000	8,658,080
Rancho Etiwanda Pub Fac CFD 1 (Rancho Etiwanda) ETM (Prerefunded)
Series 01
6.40%, 9/01/31	3,080	3,333,361
Redding Elec Sys Rev COP
MBIA Series 92A
9.861%, 7/01/22 (b)(c)	1,550	1,984,279

Riverside CFD No 89-1 (MTN Cove) (Prerefunded)
Series 00
6.50%, 9/01/25	3,390	3,562,585
Riverside Cnty Pub Fin Auth (Tax Alloc Rev)
XLCA Series 04
5.00%, 10/01/23 - 10/01/35	4,430	3,276,890
Riverside Cnty Redev Agy (Jurupa Valley Proj) (Prerefunded)
AMBAC Series 01
5.125%, 10/01/35	2,500	2,812,850
Riverside Cnty Redev Agy (Jurupa Valley Proj) ETM (Prerefunded)
AMBAC Series 01
5.25%, 10/01/35	5,000	5,642,050
Riverside Comnty Coll Dist (Prerefunded)
MBIA Series 04A
5.25%, 8/01/25 - 8/01/26	1,980	2,353,903
MBIA Series C
5.00%, 8/01/25	1,720	1,741,362
Rocklin Uni Sch Dist CFD
MBIA Series 04
5.00%, 9/01/25	1,000	862,060
Roseville CFD (No 1 Central Roseville Highland Park)
Series 99-A
5.80%, 9/01/17	6,630	5,740,188
Roseville High Sch Dist
Series 01E
5.25%, 8/01/26	2,435	2,479,999
Sacramento CFD 97-01B (N Natomas Drain) (Prerefunded)
Series 00B
7.25%, 9/01/30	5,375	5,692,824
Sacramento City Uni Sch Dist
FSA Series 04D
5.25%, 7/01/21 - 7/01/23	8,525	8,897,507
Sacramento Cnty Hsg Auth MFHR (Cottage Estates) AMT
FNMA Series 00B
6.00%, 2/01/33	5,300	5,110,896
Sacramento Cnty Hsg Auth MFHR (Verandas Apts) AMT
FNMA Series 00H
5.70%, 3/01/34	2,875	2,627,923

Sacramento Muni Util Dist (Elec Rev)
MBIA Series 03S
5.00%, 11/15/17	5,000	5,343,150
MBIA Series 04R-289-2
5.00%, 8/15/17	10,000	10,653,500
San Bernardino Cnty CFD 2002-1 (Kaiser Commerce Ctr)
Series 02-1
5.90%, 9/01/33	4,750	3,273,700
San Bernardino SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 01-A1
6.35%, 7/01/34 (b)	455	449,749
San Diego Cnty COP
Series 04A
5.50%, 9/01/44	5,000	4,559,200
San Diego Cnty Wtr Auth COP
FSA
5.00%, 5/01/27	3,500	3,529,610
San Diego HFA MFHR (Rental Rev) AMT
GNMA/ FNMA Series 98C
5.25%, 1/20/40	6,105	5,236,442
San Diego HFA MFHR (Vista La Rosa Apt) AMT
GNMA Series 00A
6.00%, 7/20/41	10,230	9,821,209
San Diego Uni Sch Dist (Election of 1998)
MBIA Series 04E-1
5.00%, 7/01/23 - 7/01/24	3,240	3,343,592
San Francisco City & Cnty Arpt Commn (San Francisco Int’l Arpt) AMT
FSA Series 00A
6.125%, 1/01/27	1,480	1,349,582
San Francisco Univ Funding, Inc. (Prerefunded)
ACA Series 99
5.25%, 7/01/32	16,650	17,136,846
San Joaquin Hills Transp Corr Agy (Toll Road Rev)
MBIA Series A
Zero Coupon, 1/15/36	47,415	4,267,824
San Joaquin Hills Transp Corr Agy ETM
Series 93
Zero Coupon, 1/01/20	20,000	13,585,000
Zero Coupon, 1/01/21	20,000	12,839,600
Zero Coupon, 1/01/23	25,000	14,263,000
San Jose Redev Agy (Tax Alloc Rev)
MBIA Series 04A
5.25%, 8/01/19	5,000	5,047,400

San Mateo Cnty Comnty Coll Dist COP (Prerefunded)
MBIA Series 04
5.25%, 10/01/20	2,870	3,419,060
Santa Ana Uni Sch Dist Election
Series 2008A
5.25%, 8/01/28	5,400	5,277,636
Santa Margarita Wtr Dist (Prerefunded)
6.25%, 9/01/29	3,130	3,291,477
6.25%, 9/01/29	8,420	7,526,301
Semitropic Impr Dist Wtr Storage
XLCA Series 04A
5.50%, 12/01/23	1,640	1,634,932
South Gate Pub Fin Auth (South Gate Redev Proj No 1)
XLCA Series 02
5.125%, 9/01/24	1,800	1,561,662
Southern California Pub Pwr Auth (Southern Transmission Proj)
5.00%, 7/01/23 (d)	3,200	3,244,800
Southwestern Comnty Coll Dist
MBIA Series 05
5.00%, 8/01/24	1,000	1,013,860
Stockton Pub Fin Auth
RADIAN Series 06A
5.00%, 9/01/17 - 9/01/21	5,060	4,800,968
Tejon Ranch Pub Fac Fin Auth CFD 1 (Tejon Indl Complex)
Series 00A
7.20%, 9/01/30	9,850	8,297,615
Tejon Ranch Pub Fac Fin Auth CFD 2000-1
Series 03
6.125%, 9/01/27	1,000	730,920
6.20%, 9/01/33	2,375	1,723,585
Torrance COP (Ref & Pub Impt Proj)
AMBAC Series 05B
5.00%, 6/01/24	3,365	3,374,119
Univ of California (Prerefunded)
FGIC Series 01M
5.125%, 9/01/30	12,270	12,727,180
FSA Series 05B
5.00%, 5/15/24	5,000	5,144,400
Series K
5.00%, 5/15/21	5,525	5,870,644
West Contra Costa Hlthcare Dist COP
AMBAC Series 04
5.375%, 7/01/21 - 7/01/24	4,720	4,649,954

West Kern Cnty Wtr Rev (Prerefunded)
Series 01
5.625%, 6/01/31	3,000	3,221,310
Westminster Redev Agy MFHR (Rose Garden Apt) AMT
Series 93A
6.75%, 8/01/24	4,300	4,315,738

		697,343,210

Arizona - 0.1%
Dove Mtn Resort CFD
Series 2001
6.75%, 12/01/16	1,325	894,971

Florida - 0.2%
Collier Cnty CFD (Fiddler’s Creek)
Series 02A
6.875%, 5/01/33	1,560	1,073,155
Series 02B
6.625%, 5/01/33	665	442,890

		1,516,045

Nevada - 0.3%
Henderson Loc Impr Dist
FSA Series A
5.00%, 3/01/22	2,615	2,238,362

Puerto Rico - 3.1%
Puerto Rico (Pub Impr)
5.25%, 7/01/23	3,000	2,713,170
Series 01A
5.50%, 7/01/19	1,880	1,823,243
Series 03A
5.25%, 7/01/23	800	718,592
Puerto Rico Conv Ctr Auth
AMBAC Series A
5.00%, 7/01/17	10,730	10,105,085
Puerto Rico Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	475,765
Puerto Rico HFA
5.125%, 12/01/27	295	292,690
Univ of Puerto Rico
5.00%, 6/01/18	4,930	4,572,525
Series 06Q
5.00%, 6/01/19	2,490	2,289,057

		22,990,127

Total Long-Term Municipal Bonds (cost $742,785,750)		724,982,715

Short-Term Municipal Notes - 1.3%
California - 1.3%
California Infra & Econ Dev Bank (India Comnty Ctr)
0.30%, 12/01/36 (e)(f)	3,055	3,055,000
California Infra & Econ Dev Bank (Rand Corp)
0.25%, 4/01/42 (e)(f)	900	900,000
California Statewide CDA (North Peninsula Jewish)
0.30%, 7/01/34 (e)(f)	2,645	2,645,000
California Statewide CDA (Univ Retirement Cmnty Proj)
0.40%, 11/15/38 (e)(f)	1,065	1,065,000
Sacramento Cnty Sanitation Dist Fin Auth (Sacramento Reg Cnty Sanitation Dist)
0.30%, 12/01/38 (e)(f)	2,400	2,400,000

Total Short-Term Municipal Notes (cost $10,065,000)		10,065,000

Total Investments - 99.5% (cost $752,850,750) (g)		735,047,715
Other assets less liabilities - 0.5%		3,478,751

Net Assets - 100.0%		$738,526,466

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citigroup	$6,500	1/25/26	SIFMA	*	4.108%		$749,272
Merrill Lynch	2,800	10/01/16	SIFMA	*	4.147%		308,199
Merrill Lynch	3,100	10/21/16	SIFMA	*	4.128%		331,905
Merrill Lynch	14,500	7/30/26	4.090%		SIFMA	*	(1,653,611)
Merrill Lynch	10,200	8/09/26	4.063%		SIFMA	*	(1,191,350)
Merrill Lynch	15,000	11/15/26	4.377%		SIFMA	*	(2,403,821)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(b)	Variable rate coupon, rate shown as of January 31, 2009.
(c)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.
(d)	When-Issued or delayed delivery security.
(e)	Position, or a portion thereof, has been segregated to collateralize when issued and/or delayed delivery securities.
(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	As of January 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,632,960 and gross unrealized depreciation of investments was ($52,435,995), resulting in net unrealized depreciation of ($17,803,035).
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of January 31, 2009, the Portfolio held 50% of net assets in insured bonds (of this amount 6% represents the Portfolio’s holding in pre-refunded insured bonds).

Glossary:

ACA	- ACA Capital
AMBAC	- American Bond Assurance Corporation
AMT	- Alternative Minimum Tax (subject to)
CDA	- Community Development Administration
CFD	- Community Facilities District
COP	- Certificate of Participation
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Company
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
HFA	- Housing Finance Authority
MBIA	- Municipal Bond Investors Assurance
MFA	- Mortgage Finance Authority
MFHR	- Multi-Family Housing Revenue
RADIAN	- Radian Group, Inc.
SFMR	- Single Family Mortgage Revenue
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2009:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		735,047,715			– 0	–
Level 3		– 0	–		(3,859,406)

Total		$735,047,715			$(3,859,406)

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 11/1/08	$	– 0	–	$(1,716,054)
Accrued discounts /premiums		– 0	–	– 0	–
Realized gain (loss)		– 0	–	– 0	–*
Change in unrealized appreciation/depreciation		– 0	–	(2,143,352)
Net purchases (sales)		– 0	–	– 0	–
Net transfers in and/or out of Level 3		– 0	–	– 0	–

Balance as of 1/31/09	$	– 0	–	$(3,859,406)

Net change in unrealized appreciation/depreciation from Investments still held as of 01/31/2009	$	– 0	–	$(2,143,352)

*	The realized gain (loss) recognized during the period ended 01/31/2009 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2009